Operating Expenses - Summary of Operating Expenses by Function (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Expenses 1 [abstract]
Cost of goods sold	£ 1,741	£ 1,839	£ 2,046
Distribution costs	43	47	61
Selling, marketing and product development costs	510	549	564
Administrative and other expenses	754	767	823
Reorganisation costs	(2)		150
Other income	(40)	(41)	(49)
Total net operating expenses	1,265	1,322	1,549
Other net gains and losses	7	16	(24)
Total	£ 3,013	£ 3,177	£ 3,571